Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)
....................... 231,046 $ 16,797,044
AeroVironment, Inc.
(a) (b)
................ 269,335 49,062,064
Moog, Inc. , Class A .................. 277,071 46,353,978
National Presto Industries, Inc. ........... 22,572 1,695,834
113,908,920
Automobile Components — 1.3%
Dorman Products, Inc.
(a)
............... 186,799 17,088,373
Fox Factory Holding Corp.
(a) (b)
........... 152,357 7,342,084
Gentherm, Inc.
(a) (b)
................... 140,242 6,916,735
LCI Industries ...................... 154,471 15,969,212
Patrick Industries, Inc. ................ 202,876 22,022,190
XPEL, Inc.
(a) (b) (c)
..................... 204,999 7,289,764
76,628,358
Automobiles — 0.1%
Winnebago Industries, Inc. ............. 157,911 8,558,776
Banks — 4.1%
Axos Financial, Inc.
(a)
................. 308,452 17,628,032
BancFirst Corp. ..................... 86,707 7,604,204
Bancorp, Inc. (The)
(a) (b)
................ 500,486 18,898,351
Bank of Hawaii Corp. ................. 151,179 8,648,951
Berkshire Hills Bancorp, Inc. ............ 199,743 4,554,140
Cathay General Bancorp ............... 324,646 12,245,647
City Holding Co. .................... 84,612 8,990,025
Customers Bancorp, Inc.
(a) (b)
............ 274,448 13,168,015
First Bancorp ...................... 1,595,201 29,176,226
First Commonwealth Financial Corp. ....... 452,448 6,248,307
Lakeland Financial Corp. ............... 115,607 7,112,143
OFG Bancorp ...................... 454,384 17,016,681
Park National Corp. .................. 56,775 8,081,354
Pathward Financial, Inc.
(b)
.............. 243,735 13,788,089
Preferred Bank ..................... 118,813 8,969,193
S&T Bancorp, Inc. ................... 195,454 6,526,209
ServisFirst Bancshares, Inc. ............ 217,413 13,738,327
Southside Bancshares, Inc. ............. 109,793 3,031,385
Triumph Financial, Inc.
(a) (b)
.............. 207,976 17,002,038
Westamerica Bancorp ................ 156,956 7,617,075
WSFS Financial Corp. ................ 248,334 11,671,698
241,716,090
Beverages — 0.2%
MGP Ingredients, Inc.
(b)
................ 87,342 6,498,245
National Beverage Corp. ............... 123,914 6,349,353
12,847,598
Biotechnology — 2.3%
(a)
Alkermes plc ....................... 1,043,402 25,145,988
Arcus Biosciences, Inc. ................ 215,560 3,282,979
Catalyst Pharmaceuticals, Inc. ........... 1,084,904 16,805,163
Dynavax Technologies Corp.
(b)
........... 1,261,045 14,161,535
Ironwood Pharmaceuticals, Inc. , Class A .... 778,198 5,073,851
Krystal Biotech, Inc.
(b)
................. 157,982 29,011,815
Myriad Genetics, Inc. ................. 427,698 10,461,493
REGENXBIO, Inc. ................... 187,730 2,196,441
Vericel Corp.
(b)
...................... 468,243 21,482,989
Xencor, Inc. ....................... 310,456 5,876,932
133,499,186
Building Products — 2.2%
American Woodmark Corp.
(a) (b)
........... 85,487 6,719,278
Apogee Enterprises, Inc. ............... 95,942 6,028,516
Armstrong World Industries, Inc. .......... 421,575 47,739,153
AZZ, Inc. ......................... 286,179 22,107,328
Security
Shares
Shares Value
Building Products (continued)
Gibraltar Industries, Inc.
(a)
.............. 293,555 $ 20,123,195
Griffon Corp. ....................... 243,477 15,548,441
Insteel Industries, Inc.
(b)
............... 118,205 3,659,627
Quanex Building Products Corp. .......... 220,116 6,086,207
128,011,745
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc. , Class
A ............................ 373,727 15,423,713
BGC Group, Inc. , Class A .............. 1,506,616 12,504,913
Brightsphere Investment Group, Inc.
(b)
...... 170,271 3,774,908
Cohen & Steers, Inc. ................. 124,066 9,002,229
Donnelley Financial Solutions, Inc.
(a)
....... 240,071 14,313,033
Moelis & Co. , Class A ................. 253,479 14,412,816
Piper Sandler Cos. ................... 73,282 16,867,318
PJT Partners, Inc. , Class A ............. 121,140 13,072,217
StepStone Group, Inc. , Class A .......... 150,349 6,899,516
Virtus Investment Partners, Inc. .......... 40,668 9,184,868
WisdomTree, Inc. .................... 1,075,538 10,658,581
126,114,112
Chemicals — 2.1%
Balchem Corp. ..................... 174,928 26,930,166
Hawkins, Inc. ...................... 184,198 16,762,018
HB Fuller Co. ...................... 257,235 19,796,806
Innospec, Inc. ...................... 152,267 18,818,678
Koppers Holdings, Inc. ................ 109,695 4,057,618
Minerals Technologies, Inc. ............. 155,343 12,918,324
Quaker Chemical Corp. ............... 69,397 11,776,671
Sensient Technologies Corp. ............ 175,506 13,020,790
124,081,071
Commercial Services & Supplies — 1.1%
Brady Corp. , Class A, NVS ............. 282,237 18,633,287
HNI Corp. ......................... 273,403 12,308,603
Liquidity Services, Inc.
(a) (b)
.............. 214,380 4,283,312
Matthews International Corp. , Class A ...... 189,355 4,743,343
UniFirst Corp. ...................... 59,519 10,209,294
Vestis Corp.
(b)
...................... 671,208 8,208,874
Viad Corp.
(a)
....................... 203,553 6,920,802
65,307,515
Communications Equipment — 0.5%
(a)
Calix, Inc. ......................... 275,302 9,753,950
Extreme Networks, Inc. ................ 751,170 10,103,236
Harmonic, Inc. ...................... 606,309 7,136,257
26,993,443
Construction & Engineering — 1.0%
Arcosa, Inc. ....................... 276,156 23,034,172
Granite Construction, Inc. .............. 216,934 13,443,400
MYR Group, Inc.
(a)
................... 161,518 21,919,608
58,397,180
Consumer Finance — 0.3%
PROG Holdings, Inc. ................. 415,958 14,425,424
World Acceptance Corp.
(a) (b)
............. 32,354 3,998,307
18,423,731
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) ................. 162,242 8,047,203
Containers & Packaging — 0.2%
Myers Industries, Inc. ................. 176,904 2,366,976
Sealed Air Corp. .................... 328,989 11,445,527
13,812,503

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.
(a) (b)
........ 362,305 $ 24,712,824
Frontdoor, Inc.
(a)
..................... 749,447 25,323,814
Mister Car Wash, Inc.
(a) (b)
............... 416,643 2,966,498
Perdoceo Education Corp. .............. 354,330 7,589,749
Strategic Education, Inc. ............... 86,615 9,584,816
Stride, Inc.
(a) (b)
...................... 384,852 27,132,066
97,309,767
Diversified REITs — 0.5%
Armada Hoffler Properties, Inc. .......... 277,865 3,081,523
Essential Properties Realty Trust, Inc. ...... 878,249 24,336,280
27,417,803
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.
(b)
.... 406,619 22,949,576
Shenandoah Telecommunications Co. ...... 483,477 7,895,180
30,844,756
Electric Utilities — 0.8%
MGE Energy, Inc. .................... 191,691 14,323,152
Otter Tail Corp. ..................... 402,846 35,285,281
49,608,433
Electrical Equipment — 1.0%
Encore Wire Corp. ................... 152,115 44,087,490
Powell Industries, Inc.
(b)
............... 88,931 12,752,705
Vicor Corp.
(a) (b)
...................... 115,591 3,832,998
60,673,193
Electronic Equipment, Instruments & Components — 5.2%
Advanced Energy Industries, Inc.
(b)
........ 223,655 24,324,718
Arlo Technologies, Inc.
(a) (b)
.............. 940,099 12,258,891
Badger Meter, Inc. ................... 283,189 52,772,270
CTS Corp.
(b)
....................... 164,930 8,350,406
ePlus, Inc.
(a) (b)
...................... 156,583 11,537,035
Fabrinet
(a)
......................... 348,229 85,242,977
Insight Enterprises, Inc.
(a) (b)
............. 173,293 34,374,399
Itron, Inc.
(a) (b)
....................... 216,537 21,428,502
Knowles Corp.
(a) (b)
................... 354,492 6,118,532
OSI Systems, Inc.
(a) (b)
................. 151,113 20,781,060
Plexus Corp.
(a)
...................... 116,099 11,979,095
Rogers Corp.
(a)
..................... 108,386 13,072,435
302,240,320
Energy Equipment & Services — 3.6%
Archrock, Inc. ...................... 1,325,012 26,791,743
Cactus, Inc. , Class A ................. 392,476 20,699,184
Core Laboratories, Inc.
(b)
............... 201,488 4,088,191
Helix Energy Solutions Group, Inc.
(a) (b)
...... 1,380,642 16,484,865
Helmerich & Payne, Inc. ............... 515,921 18,645,385
Liberty Energy, Inc. , Class A ............ 1,461,064 30,521,627
Oceaneering International, Inc.
(a)
......... 976,805 23,111,206
Patterson-UTI Energy, Inc. ............. 1,646,783 17,060,672
RPC, Inc. ......................... 813,796 5,086,225
Tidewater, Inc.
(a)
.................... 467,655 44,525,433
207,014,531
Entertainment — 0.9%
(a)
Cinemark Holdings, Inc.
(b)
.............. 1,027,959 22,224,474
Madison Square Garden Sports Corp. ...... 160,870 30,264,473
52,488,947
Financial Services — 1.1%
EVERTEC, Inc. ..................... 620,532 20,632,689
NMI Holdings, Inc. , Class A
(a)
............ 505,645 17,212,156
Payoneer Global, Inc.
(a)
................ 933,084 5,169,285
Radian Group, Inc. ................... 294,094 9,146,323
Security
Shares
Shares Value
Financial Services (continued)
Walker & Dunlop, Inc. ................. 139,684 $ 13,716,969
65,877,422
Food Products — 1.3%
Cal-Maine Foods, Inc. ................. 392,104 23,961,475
J & J Snack Foods Corp. ............... 149,415 24,260,514
John B Sanfilippo & Son, Inc. ............ 45,986 4,468,460
Simply Good Foods Co. (The)
(a) (b)
......... 552,270 19,953,515
Tootsie Roll Industries, Inc. ............. 104,142 3,183,621
75,827,585
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............. 96,550 10,253,610
Ground Transportation — 0.8%
ArcBest Corp.
(b)
..................... 225,749 24,173,203
Heartland Express, Inc. ................ 242,949 2,995,561
Marten Transport Ltd. ................. 261,578 4,826,114
RXO, Inc.
(a) (b)
....................... 520,943 13,622,660
45,617,538
Health Care Equipment & Supplies — 3.8%
Artivion, Inc.
(a)
...................... 206,400 5,294,160
CONMED Corp. ..................... 296,744 20,570,294
Glaukos Corp.
(a)
..................... 485,257 57,430,166
Inari Medical, Inc.
(a) (b)
................. 284,147 13,681,678
Integer Holdings Corp.
(a) (b)
.............. 322,785 37,375,275
LeMaitre Vascular, Inc. ................ 192,463 15,835,856
Merit Medical Systems, Inc.
(a) (b)
........... 330,286 28,388,082
OraSure Technologies, Inc.
(a)
............ 49,105 209,187
STAAR Surgical Co.
(a) (b)
................ 288,679 13,744,007
Tandem Diabetes Care, Inc.
(a) (b)
.......... 286,246 11,532,851
UFP Technologies, Inc.
(a) (b)
.............. 68,363 18,038,945
222,100,501
Health Care Providers & Services — 3.6%
Addus HomeCare Corp.
(a)
.............. 71,499 8,301,749
AMN Healthcare Services, Inc.
(a) (b)
........ 197,679 10,127,095
Astrana Health, Inc.
(a) (b)
................ 409,115 16,593,704
CorVel Corp.
(a) (b)
..................... 87,285 22,193,957
Ensign Group, Inc. (The) ............... 543,997 67,286,989
National HealthCare Corp. .............. 61,364 6,651,858
NeoGenomics, Inc.
(a) (b)
................ 1,230,407 17,065,745
Privia Health Group, Inc.
(a) (b)
............. 1,003,466 17,440,239
RadNet, Inc.
(a) (b)
..................... 641,285 37,784,512
US Physical Therapy, Inc. .............. 79,843 7,379,090
210,824,938
Health Care REITs — 0.6%
CareTrust REIT, Inc. .................. 862,267 21,642,902
Community Healthcare Trust, Inc. ......... 95,083 2,223,991
LTC Properties, Inc. .................. 180,104 6,213,588
Universal Health Realty Income Trust ...... 59,748 2,338,537
32,419,018
Health Care Technology — 0.4%
Certara, Inc.
(a) (b)
..................... 602,167 8,340,013
HealthStream, Inc. ................... 122,621 3,421,126
Schrodinger, Inc.
(a) (b)
.................. 300,315 5,808,092
Simulations Plus, Inc. ................. 90,879 4,418,537
21,987,768
Hotel & Resort REITs — 1.4%
Apple Hospitality REIT, Inc. ............. 2,171,381 31,571,880
DiamondRock Hospitality Co. ............ 2,033,119 17,179,855
Summit Hotel Properties, Inc. ............ 540,208 3,235,846
Sunstone Hotel Investors, Inc. ........... 1,962,244 20,525,072

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ............ 579,584 $ 8,305,439
80,818,092
Hotels, Restaurants & Leisure — 2.3%
Bloomin' Brands, Inc. ................. 408,234 7,850,340
Brinker International, Inc.
(a)
............. 180,028 13,032,227
Cheesecake Factory, Inc. (The) .......... 207,766 8,163,126
Chuy's Holdings, Inc.
(a)
................ 94,619 2,452,524
Dave & Buster's Entertainment, Inc.
(a)
...... 310,677 12,368,051
Dine Brands Global, Inc. ............... 65,129 2,357,670
Golden Entertainment, Inc. ............. 127,597 3,969,543
Jack in the Box, Inc. .................. 186,808 9,516,000
Monarch Casino & Resort, Inc. ........... 126,348 8,608,089
Papa John's International, Inc. ........... 149,300 7,014,114
Sabre Corp.
(a) (b)
..................... 1,950,200 5,207,034
Shake Shack, Inc. , Class A
(a) (b)
........... 362,769 32,649,210
Six Flags Entertainment Corp.
(a) (b)
......... 698,214 23,138,812
136,326,740
Household Durables — 4.1%
Cavco Industries, Inc.
(a) (b)
............... 74,788 25,889,362
Century Communities, Inc. ............. 139,022 11,352,536
Ethan Allen Interiors, Inc. .............. 91,735 2,558,489
Green Brick Partners, Inc.
(a) (b)
............ 242,411 13,875,606
Installed Building Products, Inc. .......... 226,155 46,515,560
La-Z-Boy, Inc. ...................... 221,834 8,269,972
LGI Homes, Inc.
(a) (b)
.................. 118,520 10,606,355
M/I Homes, Inc.
(a) (b)
................... 267,369 32,656,450
Meritage Homes Corp. ................ 349,906 56,632,286
TRI Pointe Homes, Inc.
(a)
............... 557,581 20,769,892
Worthington Enterprises, Inc. ............ 203,345 9,624,319
238,750,827
Household Products — 0.6%
Energizer Holdings, Inc. ............... 295,885 8,740,443
WD-40 Co.
(b)
....................... 130,573 28,679,054
37,419,497
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc. ....... 151,171 16,510,897
Insurance — 1.5%
Ambac Financial Group, Inc.
(a)
........... 435,709 5,585,789
AMERISAFE, Inc. ................... 79,230 3,477,405
Assured Guaranty Ltd. ................ 298,854 23,056,586
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 243,149 13,966,479
HCI Group, Inc. ..................... 70,650 6,511,810
Palomar Holdings, Inc.
(a)
............... 240,114 19,485,251
SiriusPoint Ltd.
(a)
.................... 886,930 10,820,546
Trupanion, Inc.
(a) (b)
................... 167,114 4,913,152
87,817,018
Interactive Media & Services — 1.6%
Cargurus, Inc. , Class A
(a) (b)
.............. 759,249 19,892,324
Cars.com, Inc.
(a) (b)
................... 592,398 11,670,241
IAC, Inc.
(a) (b)
....................... 269,240 12,613,894
Shutterstock, Inc. .................... 117,996 4,566,445
TripAdvisor, Inc.
(a)
................... 1,052,218 18,740,002
Yelp, Inc.
(a)
........................ 649,906 24,014,027
91,496,933
IT Services — 0.4%
(a)
DigitalOcean Holdings, Inc.
(b)
............ 284,779 9,896,070
Perficient, Inc. ...................... 206,631 15,453,933
25,350,003
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
(a)
BioLife Solutions, Inc.
(b)
................ 210,660 $ 4,514,444
OmniAb, Inc., 12.50 Earnout Shares , NVS
(d)
.. 76,503 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(d)
.. 76,503 —
4,514,445
Machinery — 6.4%
Alamo Group, Inc. ................... 100,414 17,371,622
Albany International Corp. , Class A ........ 144,282 12,184,615
Enerpac Tool Group Corp. , Class A ........ 350,206 13,370,865
Enpro, Inc. ........................ 90,836 13,222,996
ESCO Technologies, Inc. .............. 248,091 26,059,478
Federal Signal Corp. ................. 588,661 49,253,266
Franklin Electric Co., Inc. .............. 381,793 36,774,302
John Bean Technologies Corp.
(b)
.......... 184,767 17,547,322
Lindsay Corp. ...................... 52,108 6,403,031
Mueller Industries, Inc. ................ 1,094,420 62,316,275
Proto Labs, Inc.
(a)
.................... 158,535 4,897,146
SPX Technologies, Inc.
(a)
............... 445,400 63,309,156
Standex International Corp. ............. 114,666 18,478,426
Tennant Co. ....................... 183,118 18,026,136
Trinity Industries, Inc. ................. 394,213 11,794,853
371,009,489
Marine Transportation — 0.7%
Matson, Inc. ....................... 329,182 43,112,967
Media — 0.1%
TechTarget, Inc.
(a)
.................... 145,170 4,524,949
Metals & Mining — 4.1%
Alpha Metallurgical Resources, Inc. ....... 111,528 31,286,950
Arch Resources, Inc. , Class A ........... 120,674 18,370,203
ATI, Inc.
(a) (b)
........................ 1,198,894 66,478,672
Carpenter Technology Corp. ............ 477,935 52,372,117
Haynes International, Inc. .............. 68,502 4,021,067
Materion Corp. ..................... 199,728 21,596,589
Metallus, Inc.
(a)
..................... 216,983 4,398,246
Olympic Steel, Inc. ................... 47,027 2,108,220
Warrior Met Coal, Inc. ................. 503,880 31,628,548
Worthington Steel, Inc. ................ 206,158 6,877,431
239,138,043
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc. . 781,233 7,648,271
ARMOUR Residential REIT, Inc.
(b)
........ 324,085 6,280,767
Ellington Financial, Inc. ................ 819,315 9,897,325
New York Mortgage Trust, Inc. ........... 878,912 5,132,846
Redwood Trust, Inc. .................. 1,273,193 8,263,023
Two Harbors Investment Corp. ........... 997,086 13,171,506
50,393,738
Multi-Utilities — 0.1%
Unitil Corp. ........................ 70,095 3,630,220
Oil, Gas & Consumable Fuels — 4.1%
California Resources Corp. ............. 618,229 32,902,147
Comstock Resources, Inc. .............. 473,789 4,917,930
CONSOL Energy, Inc.
(a)
............... 254,818 25,999,081
CVR Energy, Inc. .................... 154,482 4,135,483
Dorian LPG Ltd. ..................... 328,509 13,784,238
Magnolia Oil & Gas Corp. , Class A ........ 1,743,132 44,170,965
Northern Oil & Gas, Inc. ............... 881,757 32,774,908
Par Pacific Holdings, Inc.
(a)
............. 513,533 12,966,708
Peabody Energy Corp. ................ 458,131 10,133,858
REX American Resources Corp.
(a)
........ 146,715 6,688,737
SM Energy Co. ..................... 1,108,284 47,911,117

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
(a) (b)
.................. 118,114 $ 5,293,869
241,679,041
Passenger Airlines — 0.3%
(a)
SkyWest, Inc. ...................... 210,862 17,305,444
Sun Country Airlines Holdings, Inc.
(b)
....... 164,375 2,064,550
19,369,994
Personal Care Products — 0.3%
Inter Parfums, Inc. ................... 173,811 20,167,290
Pharmaceuticals — 1.4%
(a)
Amphastar Pharmaceuticals, Inc.
(b)
........ 367,832 14,713,280
ANI Pharmaceuticals, Inc. .............. 147,865 9,416,043
Collegium Pharmaceutical, Inc.
(b)
......... 315,183 10,148,892
Corcept Therapeutics, Inc.
(b)
............ 573,738 18,640,748
Harmony Biosciences Holdings, Inc.
(b)
...... 131,753 3,974,988
Innoviva, Inc.
(b)
..................... 264,708 4,341,211
Prestige Consumer Healthcare, Inc.
(b)
...... 230,829 15,892,577
Supernus Pharmaceuticals, Inc.
(b)
......... 211,853 5,667,068
82,794,807
Professional Services — 1.2%
CSG Systems International, Inc. .......... 134,254 5,527,237
Korn Ferry ........................ 293,307 19,692,632
Verra Mobility Corp. , Class A
(a) (b)
.......... 1,604,341 43,638,075
68,857,944
Real Estate Management & Development — 0.5%
eXp World Holdings, Inc. ............... 745,917 8,417,673
Marcus & Millichap, Inc. ............... 94,684 2,984,440
St. Joe Co. (The) .................... 345,362 18,891,301
30,293,414
Residential REITs — 0.1%
Veris Residential, Inc. ................. 310,227 4,653,405
Retail REITs — 1.4%
Getty Realty Corp. ................... 203,449 5,423,950
Phillips Edison & Co., Inc. .............. 604,410 19,770,251
Saul Centers, Inc. ................... 62,000 2,279,740
SITE Centers Corp. .................. 815,993 11,831,898
Tanger, Inc. ........................ 1,053,532 28,561,253
Urban Edge Properties ................ 675,368 12,474,047
Whitestone REIT .................... 224,057 2,982,199
83,323,338
Semiconductors & Semiconductor Equipment — 3.8%
Axcelis Technologies, Inc.
(a)
............. 313,420 44,565,190
CEVA, Inc.
(a)
....................... 99,150 1,912,604
Cohu, Inc.
(a)
....................... 185,991 6,156,302
Diodes, Inc.
(a) (b)
..................... 271,059 19,497,274
FormFactor, Inc.
(a)
................... 743,474 45,002,481
Kulicke & Soffa Industries, Inc. ........... 336,643 16,559,469
MaxLinear, Inc.
(a)
.................... 451,467 9,092,546
PDF Solutions, Inc.
(a)
................. 295,995 10,768,298
Photronics, Inc.
(a) (b)
................... 427,257 10,540,430
Semtech Corp.
(a) (b)
................... 279,906 8,363,591
SiTime Corp.
(a) (b)
.................... 98,410 12,240,236
SMART Global Holdings, Inc.
(a)
........... 206,575 4,724,370
SolarEdge Technologies, Inc.
(a) (b)
......... 215,293 5,438,301
Veeco Instruments, Inc.
(a) (b)
............. 545,663 25,487,919
220,349,011
Software — 6.1%
A10 Networks, Inc. ................... 316,911 4,389,217
ACI Worldwide, Inc.
(a)
................. 639,975 25,336,610
Adeia, Inc. ........................ 418,153 4,677,041
Security
Shares
Shares Value
Software (continued)
Agilysys, Inc.
(a) (b)
.................... 195,157 $ 20,323,650
Alarm.com Holdings, Inc.
(a)
............. 483,533 30,723,687
BlackLine, Inc.
(a)
.................... 331,191 16,046,204
Box, Inc. , Class A
(a) (b)
................. 848,346 22,430,268
DoubleVerify Holdings, Inc.
(a) (b)
........... 1,357,201 26,424,704
Envestnet, Inc.
(a) (b)
................... 127,316 7,968,708
InterDigital, Inc. ..................... 243,120 28,338,067
LiveRamp Holdings, Inc.
(a)
.............. 639,613 19,789,626
Marathon Digital Holdings, Inc.
(a) (b)
........ 2,629,722 52,199,982
N-able, Inc.
(a)
....................... 435,956 6,639,610
Progress Software Corp. ............... 416,372 22,592,345
SPS Commerce, Inc.
(a)
................ 356,775 67,130,784
355,010,503
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ......... 390,834 9,641,875
Outfront Media, Inc. .................. 590,689 8,446,853
Uniti Group, Inc. .................... 1,217,211 3,554,256
21,642,984
Specialty Retail — 5.2%
Abercrombie & Fitch Co. , Class A
(a)
........ 492,300 87,550,632
American Eagle Outfitters, Inc. ........... 1,781,741 35,563,550
Asbury Automotive Group, Inc.
(a) (b)
......... 95,227 21,699,376
Boot Barn Holdings, Inc.
(a) (b)
............. 292,871 37,759,858
Buckle, Inc. (The) ................... 177,634 6,561,800
Group 1 Automotive, Inc.
(b)
.............. 127,307 37,845,825
Guess?, Inc. ....................... 262,688 5,358,835
Signet Jewelers Ltd. .................. 430,227 38,539,735
Upbound Group, Inc. ................. 241,681 7,419,607
Urban Outfitters, Inc.
(a)
................ 546,362 22,428,160
300,727,378
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc. .................. 478,712 31,666,799
Oxford Industries, Inc. ................ 141,639 14,185,146
Steven Madden Ltd. .................. 664,524 28,109,365
73,961,310
Tobacco — 0.1%
Vector Group Ltd. ................... 584,966 6,183,091
Trading Companies & Distributors — 1.7%
Air Lease Corp. , Class A ............... 209,544 9,959,626
Boise Cascade Co. .................. 380,350 45,345,327
GMS, Inc.
(a)
........................ 383,770 30,935,700
Rush Enterprises, Inc. , Class A .......... 268,366 11,236,484
97,477,137
Water Utilities — 0.6%
American States Water Co. ............. 190,096 13,795,267
California Water Service Group .......... 222,567 10,792,274
Middlesex Water Co. ................. 79,014 4,129,272
SJW Group ........................ 122,548 6,644,552
35,361,365
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 276,260 2,657,621
Telephone & Data Systems, Inc. .......... 474,871 9,844,076
12,501,697
Total Long-Term Investments — 99 .0%
(Cost: $ 4,819,496,748 ) ............................ 5,774,021,128

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(g)
.................. 407,016,970 $ 407,179,777
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 51,035,779 51,035,779
Total Short-Term Securities — 7 .9%
(Cost: $ 457,982,580 ) .............................. 458,215,556
Total Investments — 106 .9%
(Cost: $ 5,277,479,328 ) ............................ 6,232,236,684
Liabilities in Excess of Other Assets — (6.9) % ............. (402,770,413)
Net Assets — 100.0% ...............................
$ 5,829,466,271
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 309,389,024 $ 97,813,857
(a)
$ — $ (3,326) $ (19,778) $ 407,179,777 407,016,970 $ 199,150
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 54,872,058 — (3,836,279)
(a)
— — 51,035,779 51,035,779 709,925 —
$ (3,326) $ (19,778) $ 458,215,556 $ 909,075 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 187 09/20/24 $ 19,308 $ 125,373

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 7,007,813 $ 555,795
(c)
$ 7,530,985 0 .1%
Monthly HSBC Bank plc
(d)
02/09/28 27,286,945 (306,818)
(e)
26,893,856 0 .5
Monthly
JPMorgan Chase
Bank NA
(f)
07/09/24 2,104,933 (19,486)
(g)
2,083,654 0 .0
$ 229,491 $ 36,508,495
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $32,623 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $86,271 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $1,793 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 1,966 $ 112,475 1 .5%
City Holding Co. .......... 820 87,125 1 .1
199,600
Capital Markets
Artisan Partners Asset
Management, Inc. , Class A . 1,642 67,765 0 .9
Moelis & Co. , Class A ...... 112,803 6,413,979 85 .2
6,481,744
Financial Services
Payoneer Global, Inc. ...... 10,489 58,109 0 .8
Radian Group, Inc. ........ 23,654 735,639 9 .8
793,748
Software
Envestnet, Inc. ........... 893 55,893 0 .7
Total Reference Entity — Long ............ 7,530,985
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 7,530,985
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 1,220 46,067 0 .2
Berkshire Hills Bancorp, Inc. .. 205 4,674 0 .0
Cathay General Bancorp .... 333 12,561 0 .1
63,302
Capital Markets
Artisan Partners Asset
Management, Inc. , Class A . 2,207 91,083 0 .3
Containers & Packaging
Sealed Air Corp. .......... 208,683 7,260,081 27 .0
Financial Services
Payoneer Global, Inc. ...... 33,715 186,781 0 .7
Radian Group, Inc. ........ 481,019 14,959,691 55 .6
15,146,472
Software
Envestnet, Inc. ........... 69,227 4,332,918 16 .1
Total Reference Entity — Long ............ 26,893,856
Net Value of Reference Entity — HSBC Bank plc $ 26,893,856
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date July 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Berkshire Hills Bancorp, Inc. .. 1,354 $ 30,871 1 .5%
Cathay General Bancorp .... 5,754 217,041 10 .4
Preferred Bank ........... 27 2,038 0 .1
WSFS Financial Corp. ...... 12,485 586,795 28 .2
836,745
Containers & Packaging
Sealed Air Corp. .......... 24,102 838,509 40 .2
Software
Envestnet, Inc. ........... 6,525 408,400 19 .6
Total Reference Entity — Long ............ 2,083,654
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 2,083,654

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,774,021,127 $ — $ 1 $ 5,774,021,128
Short-Term Securities
Money Market Funds ...................................... 458,215,556 — — 458,215,556
$ 6,232,236,683 $ — $ 1 $ 6,232,236,684
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 125,373 $ 555,795 $ — $ 681,168
Liabilities
Equity contracts ........................................... — (326,304) — (326,304)
$ 125,373 $ 229,491 $ — $ 354,864
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust